Risk Management (Details 14) - Liquidity Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Obligations under repurchase agreements [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 380,055	$ 48,545
Obligations under repurchase agreements [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	380,055	48,545
Obligations under repurchase agreements [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	380,055	48,545
Obligations under repurchase agreements [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Checking Accounts, Time Deposits & Other Time Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	23,490,249	21,972,279
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	10,439,705	9,027,434
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,184,567	5,248,418
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,905,414	4,108,556
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,417,703	3,326,199
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	22,947,389	21,710,607
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	357,856	191,547
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	163,121	6,137
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	21,883	63,988
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	542,860	261,672
Financial Derivatives Contracts [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	7,390,654	2,517,728
Financial Derivatives Contracts [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Financial Derivatives Contracts [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	422,749	131,378
Financial Derivatives Contracts [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	427,825	120,361
Financial Derivatives Contracts [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	951,684	349,551
Financial Derivatives Contracts [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,802,258	601,290
Financial Derivatives Contracts [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,253,280	495,789
Financial Derivatives Contracts [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,180,948	471,185
Financial Derivatives Contracts [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,154,168	949,464
Financial Derivatives Contracts [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,588,396	1,916,438
Interbank Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,519,818	1,788,626
Interbank Borrowings [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	94	39,378
Interbank Borrowings [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	363,560	16,310
Interbank Borrowings [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	624,167	404,575
Interbank Borrowings [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,141,824	1,188,692
Interbank Borrowings [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,129,645	1,648,955
Interbank Borrowings [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	387,936	139,671
Interbank Borrowings [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,237
Interbank Borrowings [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Interbank Borrowings [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	390,173	139,671
Issue debt instruments [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,500,723	8,115,233
Issue debt instruments [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Issue debt instruments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	285,159	71,465
Issue debt instruments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	759,519	39,267
Issue debt instruments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,044,674	745,830
Issue debt instruments [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,089,352	856,562
Issue debt instruments [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,394,850	2,431,849
Issue debt instruments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	22,292	1,549,743
Issue debt instruments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,974,229	3,277,079
Issue debt instruments [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	7,411,371	7,258,671
Other financial liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	226,358	215,400
Other financial liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	161,021	179,681
Other financial liabilities [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,155	934
Other financial liabilities [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	30,969	2,412
Other financial liabilities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	28,888	22,844
Other financial liabilities [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	226,033	205,871
Other financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	83	9,261
Other financial liabilities [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	99	92
Other financial liabilities [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	143	176
Other financial liabilities [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	325	9,529
Total Financial Liabilities Before Interest Payment [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	43,666,351	34,657,811
Total Financial Liabilities Before Interest Payment [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	10,600,820	9,246,493
Total Financial Liabilities Before Interest Payment [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,641,245	5,517,050
Total Financial Liabilities Before Interest Payment [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,747,894	4,675,171
Total Financial Liabilities Before Interest Payment [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,610,834	5,633,116
Total Financial Liabilities Before Interest Payment [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	29,600,793	25,071,830
Total Financial Liabilities Before Interest Payment [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,439,983	3,268,117
Total Financial Liabilities Before Interest Payment [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,425,090	2,027,157
Total Financial Liabilities Before Interest Payment [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,200,485	4,290,707
Total Financial Liabilities Before Interest Payment [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	14,065,558	9,585,981
Contractual Interest Payments [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	8,630,173	4,863,456
Contractual Interest Payments [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	10,473	4,918
Contractual Interest Payments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	148,731	82,292
Contractual Interest Payments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	267,994	158,760
Contractual Interest Payments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,727,401	812,920
Contractual Interest Payments [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,154,599	1,058,890
Contractual Interest Payments [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,720,990	1,156,262
Contractual Interest Payments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,653,500	1,110,918
Contractual Interest Payments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,101,084	1,537,385
Contractual Interest Payments [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,475,574	3,804,565
Total Financial Liabilities After Interest Payment [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	52,296,524	39,521,267
Total Financial Liabilities After Interest Payment [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	10,611,293	9,251,411
Total Financial Liabilities After Interest Payment [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,789,976	5,599,342
Total Financial Liabilities After Interest Payment [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	7,015,888	4,833,931
Total Financial Liabilities After Interest Payment [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	7,338,235	6,446,036
Total Financial Liabilities After Interest Payment [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	31,755,392	26,130,720
Total Financial Liabilities After Interest Payment [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,160,973	4,424,379
Total Financial Liabilities After Interest Payment [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,078,590	3,138,075
Total Financial Liabilities After Interest Payment [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,301,569	5,828,092
Total Financial Liabilities After Interest Payment [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	20,541,132	$ 13,390,546
Lease liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	158,494
Lease liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Lease liabilities [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Lease liabilities [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Lease liabilities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	26,061
Lease liabilities [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	26,061
Lease liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	45,978
Lease liabilities [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	36,393
Lease liabilities [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	50,062
Lease liabilities [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 132,433